                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ----------------------------------
   Address:      111 West Jackson Blvd., 20th Floor
                 ----------------------------------
                 Chicago, IL 60604
                 ----------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ William J. Shimanek        Chicago, Illinois   May 14, 2009
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         122
                                        --------------------

Form 13F Information Table Value Total:       562,457
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

Column 1                      Column 2         Column 3 Column 4       Column 5       Column 6   Column 7        Column 8
----------------------------- --------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                        VALUE    SHRS OR     SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE        SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED TECHNOLOGY ACQU COR  WARRANT         007556111    1,546     200,000 SH       SOLE                    200,000
ALTERNATIVE ASSET MGNT ACQU   COM             02149U101    2,965     307,900 SH       SOLE                    307,900
AMERICREDIT CORP              BOND            03060RAR2      760   2,000,000 PRN      SOLE                  2,000,000
AMGEN INC                     BOND            031162AN0   39,901  42,500,000 PRN      SOLE                 42,500,000
APEX BIOVENTURES ACQ CORP     COM             03753Q105      484      62,400 SH       SOLE                     62,400
APEX BIOVENTURES ACQ CORP     COM             03753Q113        0      12,400 SH       SOLE                     12,400
APOGENT TECHNOLOGIES INC      BOND            03760AAK7    6,333   5,000,000 PRN      SOLE                  5,000,000
ARENA PHARMACEUTICALS INC     COM             040047102      767     255,567 SH  CALL SOLE                        N/A
ARVINMERITOR INC              BOND            043353AF8      438   2,000,000 PRN      SOLE                  2,000,000
BERKLEY W R CORP              COM             084423952      934      41,400 SH  PUT  SOLE                        N/A
BOISE INC                     WARRANT         09746Y113       61      99,200 SH       SOLE                     99,200
BOSTON PPTYS LTD PARTNERSHIP  BOND            10112RAG9    2,879   3,750,000 PRN      SOLE                  3,750,000
BOSTON PPTYS LTD PARTNERSHIP  BOND            10112RAK0    3,938   5,000,000 PRN      SOLE                  5,000,000
CEPHALON INC                  BOND            156708AL3   31,140  25,059,000 PRN      SOLE                 25,059,000
CHARLES RIV LABS INTL INC     BOND            159864AB3    5,501   6,610,000 PRN      SOLE                  6,610,000
CHINA MED TECHNOLOGIES INC    COM             169483954      413      30,000 SH  PUT  SOLE                        N/A
CHINA MED TECHNOLOGIES INC    BOND            169483AB0      624   1,000,000 PRN      SOLE                  1,000,000
CHINA MED TECHNOLOGIES INC    BOND            169483AC8    4,754  10,000,000 PRN      SOLE                 10,000,000
CHIQUITA BRANDS INTL INC      BOND            170032AT3    4,376   8,000,000 PRN      SOLE                  8,000,000
COLUMBUS ACQUISITION CORP     WARRANT         198851115    1,361     172,000 SH       SOLE                    172,000
COMPUCREDIT CORP              BOND            20478NAD2    1,117   5,250,000 PRN      SOLE                  5,250,000
DST SYS INC DEL               BOND            233326AB3   33,359  34,300,000 PRN      SOLE                 34,300,000
DST SYS INC DEL               BOND            233326AD9    6,332   7,157,000 PRN      SOLE                  7,157,000
E M C CORP MASS               BOND            268648AK8    9,954   9,900,000 PRN      SOLE                  9,900,000
E M C CORP MASS               BOND            268648AM4    5,391   5,510,000 PRN      SOLE                  5,510,000
EASTMAN KODAK CO              BOND            277461BE8    8,142  10,500,000 PRN      SOLE                 10,500,000
ENZON PHARMACEUTICALS INC     BOND            293904AE8      295     370,000 PRN      SOLE                    370,000
FISHER SCIENTIFIC INTL INC    BOND            338032AW5    9,744   6,285,000 PRN      SOLE                  6,285,000
FORD MTR CO DEL               BOND            345370CF5   41,430 116,300,000 PRN      SOLE                116,300,000
GENERAL MTRS CORP             PREFERRED STOCK 370442717      491     169,292 SH       SOLE                    169,292
GENERAL MTRS CORP             PREFERRED STOCK 370442733       91      32,800 SH       SOLE                     32,800
GILEAD SCIENCES INC           BOND            375558AG8   20,157  16,000,000 PRN      SOLE                 16,000,000
GLOBAL BRANDS ACQUISITION CO  WARRANT         378982110    1,465     153,846 SH       SOLE                    153,846
GLOBAL BRANDS ACQUISITION CO  COM             378982102    1,941     203,846 SH       SOLE                    203,846
GLOBAL CONSUMER ACQST CORP    COM             378983100      284      30,000 SH       SOLE                     30,000
GLG PARTNERS INC              WARRANT         37929X115   25,578   1,295,100 SH       SOLE                  1,295,100
GOLDEN POND HEALTHCARE INC    COM             38116J109      282      37,300 SH       SOLE                     37,300
GREAT ATLANTIC & PAC TEA INC  COM             390064103      116      21,888 SH       SOLE                     21,888
GREAT ATLANTIC & PAC TEA INC  BOND            390064AJ2      847   1,500,000 PRN      SOLE                  1,500,000
GREAT ATLANTIC & PAC TEA INC  BOND            390064AK9    3,817   7,500,000 PRN      SOLE                  7,500,000
GREENBRIER COS INC            BOND            393657AD3      610   2,300,000 PRN      SOLE                  2,300,000
HICKS ACQUISITION CO I INC    WARRANT         429086127    1,884     200,000 SH       SOLE                    200,000
HICKS ACQUISITION CO I INC    COM             429086309      966     102,564 SH       SOLE                    102,564
HOSPITALITY PPTYS TR          BOND            44106MAK8    7,566  10,500,000 PRN      SOLE                 10,500,000
HUMAN GENOME SCIENCES INC     BOND            444903AK4    3,787  10,000,000 PRN      SOLE                 10,000,000
HUTCHINSON TECHNOLOGY INC     BOND            448407AE6    1,470   1,697,000 PRN      SOLE                  1,697,000
ILLUMINA INC                  COM             452327959    1,862      50,000 SH  PUT  SOLE                        N/A
ILLUMINA INC                  BOND            452327AB5    2,872   1,660,000 PRN      SOLE                  1,660,000
INCYTE CORP                   BOND            45337CAF9   11,821  22,160,000 PRN      SOLE                 22,160,000
INFORMATION SERVICES GROUP I  WARRANT         45675Y112      702     228,600 SH       SOLE                    228,600
INTER ATLANTIC FINANCIAL INC  COM             45890H100    1,028     134,000 SH       SOLE                    134,000
INTER ATLANTIC FINANCIAL INC  WARRANT         45890H118      614      80,000 SH       SOLE                     80,000
ITRON INC                     BOND            465741AJ5    1,220   1,230,000 PRN      SOLE                  1,230,000
JAKKS PAC INC                 BOND            47012EAB2    1,677   1,760,000 PRN      SOLE                  1,760,000

Column 1                      Column 2         Column 3 Column 4       Column 5       Column 6   Column 7        Column 8
----------------------------- --------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                        VALUE    SHRS OR     SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE        SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP          BOND            477143AD3    6,716   7,000,000 PRN      SOLE                  7,000,000
JETBLUE AIRWAYS CORP          BOND            477143AE1    1,989   2,000,000 PRN      SOLE                  2,000,000
KBL HEALTHCARE ACQUIS CORP I  COM             48241N107    1,336     173,900 SH       SOLE                    173,900
K V PHARMACEUTICAL CO         BOND            482740AC1      704   2,500,000 PRN      SOLE                  2,500,000
LABORATORY CORP AMER HLDGS    BOND            50540RAG7   10,345  12,300,000 PRN      SOLE                 12,300,000
LUCENT TECHNOLOGIES INC       BOND            549463AH0    1,190   2,500,000 PRN      SOLE                  2,500,000
LUCENT TECHNOLOGIES INC       BOND            549463AG2    3,518   4,000,000 PRN      SOLE                  4,000,000
MGM MIRAGE                    COM             552953951      500     214,700 SH  PUT  SOLE                        N/A
MAXTOR CORP                   BOND            577729AE6    2,811   4,400,000 PRN      SOLE                  4,400,000
MEDICIS PHARMACEUTICAL CORP   BOND            58470KAA2      795   1,000,000 PRN      SOLE                  1,000,000
MEDIA & ENTMT HOLDINGS INC    COM             58439W108      601      76,923 SH       SOLE                     76,923
MEDIA & ENTMT HOLDINGS INC    WARRANT         58439W116      601      76,923 SH       SOLE                     76,923
MEDTRONIC INC                 BOND            585055AL0    6,255   6,610,000 PRN      SOLE                  6,610,000
MICROCHIP TECHNOLOGY INC      COM             595017954      373      17,600 SH  PUT  SOLE                        N/A
MIRANT CORP NEW               WARRANT         60467R118    1,351     118,500 SH       SOLE                    118,500
NCI BUILDING SYS INC          BOND            628852AG0   12,293  21,121,000 PRN      SOLE                 21,121,000
NABORS INDS INC               BOND            629568AP1    9,319  10,500,000 PRN      SOLE                 10,500,000
NASH FINCH CO                 BOND            631158AD4    4,074  11,462,000 PRN      SOLE                 11,462,000
NATIONAL CITY CORP            BOND            635405AW3    1,417   1,545,000 PRN      SOLE                  1,545,000
NATIONAL RETAIL PROPERTIES I  BOND            637417AC0    4,279   5,500,000 PRN      SOLE                  5,500,000
NORTEL NETWORKS CORP NEW      BOND            656568AE2      499   3,300,000 PRN      SOLE                  3,300,000
OSI PHARMACEUTICALS INC       BOND            671040AF0   16,297  12,000,000 PRN      SOLE                 12,000,000
PROLOGIS                      BOND            743410AS1    3,817   7,500,000 PRN      SOLE                  7,500,000
PROSPECT ACQUISITION CORP     COM             74347T103    1,509     159,564 SH       SOLE                    159,564
PROSPECT ACQUISITION CORP     WARRANT         74347T111      970     102,564 SH       SOLE                    102,564
QWEST COMMUNICATIONS INTL IN  BOND            749121BY4    9,247  10,000,000 PRN      SOLE                 10,000,000
RAYTHEON CO                   WARRANT         755111119   27,180     698,000 SH       SOLE                    698,000
RECKSON OPER PARTNERSHIP L P  BOND            75621LAJ3    3,572   4,000,000 PRN      SOLE                  4,000,000
SP ACQUISITION HOLDINGS INC   COM             78470A104      263      27,692 SH       SOLE                     27,692
SP ACQUISITION HOLDINGS INC   WARRANT         78470A112      263      27,692 SH       SOLE                     27,692
SAPPHIRE INDUSTRIALS CORP     COM             80306T109    1,706     178,990 SH       SOLE                    178,990
SAPPHIRE INDUSTRIALS CORP     WARRANT         80306T117      977     102,564 SH       SOLE                    102,564
SCHLUMBERGER LTD              COM             806857958    3,047      75,000 SH  PUT  SOLE                        N/A
SECURE AMER ACQUISITION CORP  WARRANT         81372L111      274      36,000 SH       SOLE                     36,000
SEPRACOR INC                  BOND            817315AU8    1,551   1,781,000 PRN      SOLE                  1,781,000
SONIC AUTOMOTIVE INC          BOND            83545GAE2      728   2,000,000 PRN      SOLE                  2,000,000
SPORTS PPTYS ACQUISITION COR  COM             84920F107      339      35,897 SH       SOLE                     35,897
SPORTS PPTYS ACQUISITION COR  WARRANT         84920F115      339      35,897 SH       SOLE                     35,897
STONELEIGH PARTNERS ACQUIS CO WARRANT         861923126    1,077     136,150 SH       SOLE                    136,150
SUPERVALU INC                 BOND            868536AP8    2,444   8,000,000 PRN      SOLE                  8,000,000
SYBASE INC                    BOND            871130AB6   10,596   8,370,000 PRN      SOLE                  8,370,000
TJX COS INC NEW               BOND            872540AL3    5,486   6,054,000 PRN      SOLE                  6,054,000
TTM TECHNOLOGIES INC          BOND            87305RAC3    1,904   3,000,000 PRN      SOLE                  3,000,000
TEVA PHARMACEUTICAL FIN II L  BOND            88164RAB3   22,904  17,500,000 PRN      SOLE                 17,500,000
THERAVANCE INC                BOND            88338TAA2    2,770   3,500,000 PRN      SOLE                  3,500,000
THORATEC CORP                 BOND            885175AB5    2,816   3,500,000 PRN      SOLE                  3,500,000
TRANSOCEAN INC                BOND            893830AU3   17,790  19,250,000 PRN      SOLE                 19,250,000
TRANSOCEAN INC                BOND            893830AV1      215     250,000 PRN      SOLE                    250,000
TRANSOCEAN INC                BOND            893830AW9      207     250,000 PRN      SOLE                    250,000
TRIAN ACQUISITION I CORP      COM             89582E108      286      30,769 SH       SOLE                     30,769
TRIPLECROWN ACQUISITION CORP  COM             89677G109      375      40,049 SH       SOLE                     40,049
TRIPLECROWN ACQUISITION CORP  WARRANT         89677G117      375      40,049 SH       SOLE                     40,049
UNITED REFINING ENERGY CORP   COM             911360105      984     102,564 SH       SOLE                    102,564
UNITED RENTALS NORTH AMER IN  BOND            911365AH7    8,788  11,720,000 PRN      SOLE                 11,720,000

Column 1                      Column 2         Column 3 Column 4       Column 5       Column 6   Column 7        Column 8
----------------------------- --------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                        VALUE    SHRS OR     SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE        SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                  BOND            92343EAD4    6,486   9,820,000 PRN      SOLE                  9,820,000
VICTORY ACQUISITION CORP      COM             92644D100      787      79,492 SH       SOLE                     79,492
VICTORY ACQUISITION CORP      WARRANT         92644D118       76       7,692 SH       SOLE                      7,692
VORNADO RLTY TR               BOND            929042AC3    2,003   2,630,000 PRN      SOLE                  2,630,000
WMS INDS INC                  BOND            929297AE9    2,449   1,500,000 PRN      SOLE                  1,500,000
ASIA SPECIAL SIT ACQST CORP   COM             G0538M105    1,578     167,900 SH       SOLE                    167,900
ASIA SPECIAL SIT ACQST CORP   COM             G0538M113    1,036     109,300 SH       SOLE                    109,300
NORTH ASIA INVESTMENT CORP    COM             G66202105    1,362     150,000 SH       SOLE                    150,000
NORTH ASIA INVESTMENT CORP    WARRANT         G66202113    1,362     150,000 SH       SOLE                    150,000
OVERTURE ACQUISITION CORP     COM             G6830P100      152      16,100 SH       SOLE                     16,100
CHARDAN 2008 CHINA ACQST CORP COM             G8977T101      701     100,000 SH       SOLE                    100,000
CHARDAN 2008 CHINA ACQST COR  WARRANT         G8977T119      701     100,000 SH       SOLE                    100,000
NAVIOS MARITIME ACQUIS CORP   COM             Y62159101    1,807     200,000 SH       SOLE                    200,000
NAVIOS MARITIME ACQUIS CORP   WARRANT         Y62159119    1,808     200,000 SH       SOLE                    200,000